UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – February 29, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam INVESTMENTS

A Franklin Templeton Company

Putnam Focused Large Cap Value ETF

Semiannual report

2 | 29 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Value funds look for stocks that have been overlooked by other investors and that may be selling for less than their true worth.

FUND SYMBOL

PVAL

Putnam
Focused Large Cap
Value ETF

Semiannual report
2 | 29 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	20

Message from the Trustees

April 12, 2024

Dear Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 2/29/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Focused Large Cap Value ETF

Your fund’s expenses

As an investor, you pay ongoing expenses, such as management fees, and other expenses (with certain exceptions). In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay brokerage commissions in connection with your purchase or sale of shares of the fund, which are not shown in this section and would have resulted in higher total expenses. The expenses shown in the example also do not reflect transaction costs, which would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

Total annual operating expenses for the fiscal year ended 8/31/23	0.56%
Annualized expense ratio for the six-month period ended 2/29/24	0.54%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.01%, which is not included in the financial highlights or annualized expense ratio.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from 9/1/23 to 2/29/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses paid per $1,000*†	$2.87
Ending value (after expenses)	$1,140.50

* Expenses are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/24.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Focused Large Cap Value ETF 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 2/29/24, use the following calculation method. To find the value of your investment on 9/1/23, call 1-833-228-5577.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses paid per $1,000*†	$2.72
Ending value (after expenses)	$1,022.18

* Expenses are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/24.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Focused Large Cap Value ETF

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Focused Large Cap Value ETF 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Focused Large Cap Value ETF

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Focused Large Cap Value ETF 7

The fund’s portfolio 2/29/24 (Unaudited)

COMMON STOCKS (97.5%)*	Shares	Value
Aerospace and defense (1.5%)
Northrop Grumman Corp.	9,922	$4,574,240
		4,574,240
Air freight and logistics (2.0%)
FedEx Corp.	24,809	6,176,697
		6,176,697
Automobiles (1.8%)
General Motors Co.	133,960	5,489,681
		5,489,681
Banks (6.0%)
Bank of America Corp.	297,686	10,276,121
Citigroup, Inc.	148,845	8,259,409
		18,535,530
Beverages (2.1%)
Coca-Cola Co. (The)	109,151	6,551,243
		6,551,243
Biotechnology (3.1%)
Regeneron Pharmaceuticals, Inc. †	9,922	9,585,545
		9,585,545
Building products (2.1%)
Johnson Controls International PLC	109,151	6,469,380
		6,469,380
Capital markets (4.3%)
Charles Schwab Corp. (The)	84,346	5,632,626
Goldman Sachs Group, Inc. (The)	19,844	7,720,308
		13,352,934
Chemicals (2.6%)
Corteva, Inc.	79,383	4,248,578
Eastman Chemical Co.	44,655	3,918,030
		8,166,608
Consumer staples distribution and retail (3.6%)
BJ’s Wholesale Club Holdings, Inc. †	69,460	5,073,358
Walmart, Inc.	104,191	6,106,635
		11,179,993
Containers and packaging (1.4%)
Ball Corp.	69,460	4,446,829
		4,446,829
Electric utilities (6.0%)
Constellation Energy Corp.	39,686	6,685,107
Exelon Corp.	133,960	4,801,126
NRG Energy, Inc.	128,996	7,136,059
		18,622,292
Financial services (3.4%)
Apollo Global Management, Inc.	94,271	10,539,498
		10,539,498
Health care providers and services (5.2%)
Cigna Group (The)	24,809	8,339,297
McKesson Corp.	14,888	7,762,752
		16,102,049

8 Focused Large Cap Value ETF

COMMON STOCKS (97.5%)* cont.	Shares	Value
Hotels, restaurants, and leisure (2.6%)
Hilton Worldwide Holdings, Inc.	39,686	$8,108,644
		8,108,644
Household durables (2.3%)
PulteGroup, Inc.	64,521	6,992,786
		6,992,786
Household products (2.0%)
Procter & Gamble Co. (The)	39,686	6,307,693
		6,307,693
Insurance (5.0%)
American International Group, Inc.	183,337	13,363,434
Assured Guaranty, Ltd.	23,603	2,162,035
		15,525,469
Life sciences tools and services (2.8%)
Thermo Fisher Scientific, Inc.	14,888	8,488,840
		8,488,840
Machinery (2.2%)
Ingersoll Rand, Inc.	74,422	6,796,961
		6,796,961
Media (0.9%)
Charter Communications, Inc. Class A †	9,922	2,916,373
		2,916,373
Metals and mining (2.0%)
Freeport-McMoRan, Inc.	163,728	6,190,556
		6,190,556
Oil, gas, and consumable fuels (8.3%)
ConocoPhillips	74,423	8,375,564
Exxon Mobil Corp.	114,116	11,927,404
Valero Energy Corp.	34,730	4,912,906
		25,215,874
Passenger airlines (1.7%)
Southwest Airlines Co.	153,807	5,270,966
		5,270,966
Pharmaceuticals (2.4%)
Sanofi ADR (France)	153,807	7,359,665
		7,359,665
Semiconductors and semiconductor equipment (4.2%)
NXP Semiconductors NV	29,765	7,433,213
Qualcomm, Inc.	34,730	5,480,047
		12,913,260
Software (6.6%)
Microsoft Corp.	24,809	10,261,995
Oracle Corp.	89,307	9,973,806
		20,235,801
Specialized REITs (2.9%)
American Tower Corp. R	9,922	1,973,089
Gaming and Leisure Properties, Inc. R	153,807	6,995,142
		8,968,231

Focused Large Cap Value ETF 9

COMMON STOCKS (97.5%)* cont.	Shares	Value
Specialty retail (1.8%)
O’Reilly Automotive, Inc. †	4,966	$5,400,128
		5,400,128
Trading companies and distributors (3.4%)
United Rentals, Inc.	14,891	10,323,484
		10,323,484
Wireless telecommunication services (1.3%)
T-Mobile US, Inc.	24,808	4,051,145
		4,051,145
Total common stocks (cost $262,909,619)		$300,858,395

SHORT-TERM INVESTMENTS (2.3%)*	Shares	Value
Putnam Government Money Market Fund Class P 5.02% L	7,159,378	$7,159,378
Total short-term investments (cost $7,159,378)		$7,159,378

TOTAL INVESTMENTS
Total investments (cost $270,068,997)	$308,017,773

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $308,505,133.
†	This security is non-income-producing.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.

10 Focused Large Cap Value ETF

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$6,967,518	$—	$—
Consumer discretionary	25,991,239	—	—
Consumer staples	24,038,929	—	—
Energy	25,215,874	—	—
Financials	57,953,431	—	—
Health care	41,536,099	—	—
Industrials	39,611,728	—	—
Information technology	33,149,061	—	—
Materials	18,803,993	—	—
Real Estate	8,968,231	—	—
Utilities	18,622,292	—	—
Total common stocks	300,858,395	—	—
Short-term investments	7,159,378	—	—
Totals by level	$308,017,773	$—	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Focused Large Cap Value ETF 11

Statement of assets and liabilities 2/29/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $262,909,619)	$300,858,395
Affiliated issuers (identified cost $7,159,378) (Note 5)	7,159,378
Dividends, interest and other receivables	470,254
Receivable for shares of the fund sold	4,198,635
Receivable for investments sold	305,043
Total assets	312,991,705

LIABILITIES
Payable for investments purchased	4,367,399
Payable for compensation of Manager (Note 2)	119,173
Total liabilities	4,486,572

Net assets	$308,505,133

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$266,220,534
Total distributable earnings (Note 1)	42,284,599
Total — Representing net assets applicable to capital shares outstanding	$308,505,133

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($308,505,133 divided by 9,179,000 shares)	$33.61

The accompanying notes are an integral part of these financial statements.

12 Focused Large Cap Value ETF

Statement of operations Six months ended 2/29/24 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $7,590)	$2,173,344
Interest (including interest income of $195,204 from investments in affiliated issuers) (Note 5)	195,204
Total investment income	2,368,548

EXPENSES
Compensation of Manager (Note 2)	648,515
Fees waived and reimbursed by Manager (Note 2)	(10,734)
Total expenses	637,781

Net investment income	1,730,767

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,050,733)
Securities from in-kind transactions (Notes 1 and 3)	8,578,361
Total net realized gain	7,527,628
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	24,609,324
Total change in net unrealized appreciation	24,609,324

Net gain on investments	32,136,952

Net increase in net assets resulting from operations	$33,867,719

The accompanying notes are an integral part of these financial statements.

Focused Large Cap Value ETF 13

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$1,730,767	$2,340,234
Net realized gain on investments	7,527,628	6,138,372
Change in net unrealized appreciation of investments	24,609,324	14,443,202
Net increase in net assets resulting from operations	33,867,719	22,921,808
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(2,473,201)	(1,326,803)
Proceeds from shares sold (Note 4)	117,800,453	172,319,170
Decrease from shares redeemed (Note 4)	(46,360,623)	(35,608,503)
Total increase in net assets	102,834,348	158,305,672

NET ASSETS
Beginning of period	205,670,785	47,365,113
End of period	$308,505,133	$205,670,785

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	6,904,000	1,829,000
Shares sold (Note 4)	3,800,000	6,325,000
Shares redeemed (Note 4)	(1,525,000)	(1,250,000)
Shares outstanding at end of period	9,179,000	6,904,000

*Unaudited.

The accompanying notes are an integral part of these financial statements.

14 Focused Large Cap Value ETF

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
				For the period
	Six			5/25/21
	months	Year	Year	(commencement
	ended	ended	ended	of operations)
	2/29/24**	8/31/23	8/31/22	to 8/31/21
Net asset value, beginning of period	$29.79	$25.90	$26.30	$25.00
Investment operations:
Net investment income (loss)[a]	.22	.46	.35	.09
Net realized and unrealized
gain (loss) on investments	3.92	3.69	(.62)	1.21
Total from investment operations	4.14	4.15	(.27)	1.30
Less distributions:
From net investment income	(.32)	(.26)	(.13)	—
From net realized gain on investments	—	—	—	—
Total distributions	(.32)	(.26)	(.13)	—
Net asset value, end of period	$33.61	$29.79	$25.90	$26.30
Total return at net asset value (%)[b]	14.05*	16.10	(1.04)	5.20*

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$308,505	$205,671	$47,365	$9,312
Ratio of expenses to average
net assets (%)[c]	.27*[d]	.55[d]	.55	.15*
Ratio of net investment income
(loss) to average net assets (%)	.73*[d]	1.65[d]	1.32	.34*
Portfolio turnover (%)[e]	14*	37	48	27*

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Excludes acquired fund fees and expenses, if any.

d Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
February 29, 2024	0.01%
August 31, 2023	0.01

e Portfolio turnover excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Focused Large Cap Value ETF 15

Notes to financial statements 2/29/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through February 29, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
ETF	Exchange-traded fund
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Focused Large Cap Value ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the Investment Company Act of 1940, as amended. The fund is an actively managed ETF that operates pursuant to an exemptive order from the SEC. The fund’s investment objective is to seek capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in large-cap companies, which, for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index (the Index). This policy may be changed only after 60 days’ notice to shareholders. As of September 30, 2023, the Index was composed of companies having market capitalizations of between approximately $1.1 billion to $764.0 billion. The fund may also invest in midsize companies. Value stocks are issued by companies that the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management) believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in

16 Focused Large Cap Value ETF

the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend

Focused Large Cap Value ETF 17

date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,652,709	$559,495	$2,212,204

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $271,556,153, resulting in gross unrealized appreciation and depreciation of $38,096,713 and $1,635,093, respectively, or net unrealized appreciation of $36,461,620.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays the Manager an annual all-inclusive management fee of 0.55% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments

18 Focused Large Cap Value ETF

under distribution plans, interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.274% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $10,734 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 14, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 14, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 14, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$33,335,607	$107,179,682
U.S. government securities (Long-term)	—	—
Total	$33,335,607	$107,179,682

Portfolio securities received or delivered through in-kind transactions were $105,084,823 and $40,561,523, respectively.

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve

Focused Large Cap Value ETF 19

the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 8/31/23	cost	proceeds	income	of 2/29/24
Short-term investments
Putnam Government
Money Market Fund
Class P*	$8,435,273	$11,717,280	$12,993,175	$195,204	$7,159,378
Total Short-term
investments	$8,435,273	$11,717,280	$12,993,175	$195,204	$7,159,378

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Shareholder meeting results (Unaudited)

February 14, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
2,414,703	38,910	762,382

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
2,410,975	46,612	758,408

All tabulations are rounded to the nearest whole number.

20 Focused Large Cap Value ETF

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Distribution Services	Mona K. Sutphen
Foreside Fund Services, LLC	Jane E. Trust	Alan G. McCormack
Three Canal Plaza, Suite 100		Vice President and
Portland, ME 04101	Officers	Derivatives Risk Manager
Robert L. Reynolds
Custodian	President, The Putnam Funds	Denere P. Poulack
State Street Bank		Assistant Vice President,
and Trust Company	Kevin R. Blatchford	Assistant Clerk, and
	Vice President and	Assistant Treasurer
Legal Counsel	Assistant Treasurer
Ropes & Gray LLP		Janet C. Smith
	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

Call 1-833-228-5577 (toll free) Monday through Friday between 9:00 a.m. and 5:00 p.m. Eastern Time or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 25, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 25, 2024